TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS, Technical Reserves Occurred (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Technical Reserves [Abstract]
Opening balance		S/ 12,534,511
Ending balance		11,990,959		S/ 12,534,511
Individual Life [Member]
Technical Reserves [Abstract]
Increase (decrease) due to exchange difference adjustment		279,600
Other minors [Member]
Technical Reserves [Abstract]
Increase (decrease) due to changes in market rate		162,400
Increase (decrease) due to exchange difference adjustment		67,200
Life Annuities [Member]
Technical Reserves [Abstract]
Increase (decrease) due to changes in market rate		318,500
Increase (decrease) due to exchange difference adjustment		310,100
Life Insurance Contracts [Member]
Technical Reserves [Abstract]
Opening balance		10,798,189
Ending balance		10,268,726		10,798,189
General Insurance Contracts [Member]
Technical Reserves [Abstract]
Opening balance		1,399,650
Ending balance		1,364,917		1,399,650
Health Insurance [Member]
Technical Reserves [Abstract]
Opening balance		336,672
Ending balance		357,316		336,672
Technical Reserves for Premiums [Member]
Technical Reserves [Abstract]
Opening balance		9,978,931	[1]	9,624,602
Time course expenses and others		(129,960)		(52,425)
Unearned premium and other technical reserves variation, net		(112,549)		(13,012)
Insurance subscriptions		762,980		758,316
Adjustment by application of market rates	[2]	(927,838)		(771,711)
Exchange difference and others	[3]	(223,781)		433,161
Ending balance	[1]	9,347,783		9,978,931
Technical Reserves for Premiums [Member] | Life Insurance Contracts [Member]
Technical Reserves [Abstract]
Opening balance		9,101,456	[1]	8,784,732
Time course expenses and others		(251,627)		(55,135)
Unearned premium and other technical reserves variation, net		(1,341)		(539)
Insurance subscriptions		755,290		751,942
Adjustment by application of market rates	[2]	(927,838)		(771,711)
Exchange difference and others	[3]	(197,880)		392,167
Ending balance	[1]	8,478,060		9,101,456
Technical Reserves for Premiums [Member] | General Insurance Contracts [Member]
Technical Reserves [Abstract]
Opening balance		684,950	[1]	656,963
Time course expenses and others		121,667		2,710
Unearned premium and other technical reserves variation, net		(118,168)		(21,844)
Insurance subscriptions		7,690		6,374
Adjustment by application of market rates	[2]	0		0
Exchange difference and others	[3]	(25,798)		40,747
Ending balance	[1]	670,341		684,950
Technical Reserves for Premiums [Member] | Health Insurance [Member]
Technical Reserves [Abstract]
Opening balance		192,525	[1]	182,907
Time course expenses and others		0		0
Unearned premium and other technical reserves variation, net		6,960		9,371
Insurance subscriptions		0		0
Adjustment by application of market rates	[2]	0		0
Exchange difference and others	[3]	(103)		247
Ending balance	[1]	S/ 199,382		S/ 192,525

[1]	As of December 31, 2022, the life insurance technical reserves include the mathematical reserves of annuities amounting to S/6,254.0 million (S/ 6,759.7 million as of December 31, 2021).
[2]	As of December 31, 2022, the variation corresponds to the product of Life Annuities for S/318.5 million due to the increase in market rates and other minors for S/162.4 million.
[3]	As of December 31, 2022, the variation corresponds mainly to a lower exchange difference adjustment of Life Annuities for S/310.1 million, Individual Life for S/279.6 million and other minors for S/67.2 million.